Related parties	3 Months Ended
Mar. 31, 2018
Related parties
Related parties

8.                  Related parties

a)Compensation of key management personnel

Key management personnel include board of director members, officers and executive committee members. The compensation paid or payable to officers and directors services is as follows:

	For the three months ended March 31,
	2018	2017
	(Unaudited)
Salaries and wages	4.0	3.7
Share-based compensation and restricted share units plans	6.0	3.6

	10.0	7.3

b)Guarantees granted

The Company granted guarantees for some property rental agreements entered into by three of its executive officers, the amounts involved are not material.

c)Maintenance agreements

ALAB entered into Maintenance Agreements to aircraft with a TAP Manutenção e Engenharia Brasil S/A (“TAP ME”). TAP ME is part of the same economic group as TAP.

The total value of maintenance services acquired by the Company pursuant to such Maintenance Agreements during the three months ended March 31, 2018 was R$16.2 (March 31, 2017 - R$22.7).

d)Codeshare Agreement

On 2015, ALAB signed a codeshare agreement with TAP and United (a shareholder), which will provide transport of passengers whose tickets have been issued by one of the airlines and the service is performed by the other.

e)Loan agreements receivable

On September 2, 2016 the Company entered into a loan agreement with a shareholder in the amount of US$2.8 million (March 31, 2018 - R$9.9). This agreement bears interest at a rate of Libor plus 2.3% p.a. and will be paid in full in 2019.

On November 24, 2017 the Company entered into a loan agreement with HNA, the borrower, in the amount of US$22 million (March 31, 2018 - R$75.9). This agreement bears a one time upfront fee of 1% of the principal and interest at a rate of 1.0% per calendar month, and matures in 364 days from the signing date. The loan is guaranteed by a pledge of 25,472,852 preferred shares of Azul owned by HNA.

f)Transactions with TAP

The Company entered into certain transactions with TAP as described below:

	For the three months ended March 31,
	2018	2017
	(Unaudited)
Aircraft sublease (i)	2.9	6.1
TAP Convertible Bonds (ii)	55.0	5.7

	57.9	11.8

(i)Aircraft sublease

In March 2016, the Company subleased fifteen aircraft to its related party TAP. Seven of the fifteen leases had been executed at a time when the market for regional aircraft was higher than when the related seven subleases were executed. As a result, although the Company believes that the rates in these seven subleases represented approximate market rates at the time of their execution, the Company will receive from TAP an amount lower than the amount that the Company has to pay under the related leases. This difference considering the total term of sublease contracts discounted to its net present value was R$64.4 in March 31, 2018 (December 31, 2017 — R$68.9) and recorded as a provision for the obligations under onerous leases, as required by IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”, representing the remaining amount of the future unavoidable costs under the leases.

The loss recognized in the three months ended March 31, 2018 in the “result from related party transaction, net” line item in the interim consolidated income statements, due to assumptions at fair value.

In July 2017, the Company subleased two additional aircraft to TAP. These aircraft are owned by the Company and the rates in these leases represented market rates at the time of their execution. Additionally, two of the fifteen initially subleased aircraft was returned TAP, resulting in a total of fifteen aircraft subleased to TAP as of March 31, 2018.

For the fifteen subleases, over the three months ended March 31, 2018, amounts received from TAP from the subleases amounted to R$25.0 (March 31, 2017 — R$29.5), and amounts paid to the lessors of the related aircrafts totaled R$28.9 (March 31, 2017 — R$36.8).

(ii)TAP Convertible Bonds

On March 14, 2016, the Company acquired series a convertible bonds issued by TAP (the “TAP Convertible Bonds”) for an amount of €90 million. The TAP Convertible Bonds are convertible, in whole or in part at, the option of Azul into new shares representing the share capital of TAP benefiting from enhanced preferential economic rights (the “TAP Shares”). Upon full conversion, the TAP Shares will represent 6.0% of the total and voting capital of TAP, with the right to receive dividends or other distributions corresponding to 41.25% of distributable profits of TAP.

The option is exercisable starting in July 2016. The TAP Convertible Bonds mature 10 years from their issuance and bear interest at an annual rate of 3.75% until June 20, 2016 and at rate of 7.5% thereafter. Accrued interest remains unpaid until the earlier of the maturity date or early redemption of the bonds.

TAP has the right to early redeem the TAP Convertible Bonds if not yet converted and upon the earlier of (i) occurrence of an IPO, or (ii) 4 years from issuance of the TAP Convertible Bonds provided that TAP should be in compliance with certain financial covenants. The TAP Convertible Bonds will be redeemed at their principal amount together with the accrued unpaid interest.

The TAP Convertible Bonds, as well as the option to convert them into TAP Shares, were classified as a single financial asset recorded at changes in the fair value through profit or loss, under “Result from related parties’ transactions, net”, classified in “Long term investments”. Until December 2017, HNA had an option to obtain 30% of the economic interest in the TAP bonds. In December 2017, the option expired unexercised thus the associated liability was reversed in December 2017.

For the three months ended March 31, 2018, the net result from changes in the fair value of TAP Convertible Bonds was a net gain of R$60.7. The net change for the three-months March 31, 2017 was R$5.7.

g)Related parties Guarantees

ALAB entered into a Deed of Guarantee and Indemnity as of September 15, 2017, in connection with the obligations and liabilities related to the operating lease agreements of three A350-900XW aircraft entered into by Hong Kong Airlines and Beijing Capital

Airlines, companies of the HNA Group, shareholder of the Company, and Wilmington Trust SP Services (Dublin) Limited.

h)Operating lease agreements

As of September 12, 2017, ALAB entered into Operating Lease Agreements to five A330 neo aircraft with Avolon Aerospace Leasing Ltd (“Avolon”). Avolon is part of the same economic group as HNA.

The Company carried out an extensive pricing process with the main players in the international aircraft leasing market, including Avolon’s competitors. Upon completion of this process, the transaction with Avolon presented the best terms and conditions for the Company. This transaction has been completed on arms’ length terms that would be applicable in transactions with third parties.